Properties, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Properties, Plant and Equipment
Gross Investment at Cost	$ 346,081	$ 327,785	$ 336,045
Net Investment	153,619	143,591	146,961
Additions at Cost	26,724	12,290	7,796
Depreciation Expense	17,326	16,319	17,925
Dry hole expense related to prior years expenditures, net	110	177	35
Accretion expense	593	560	616
Impairment charges	2,180	950	414
PDC Energy, Inc.
Properties, Plant and Equipment
Net Investment	10,487	10,487	10,487
United States
Properties, Plant and Equipment
Gross Investment at Cost	153,537	130,794	125,010
Net Investment	65,902	51,789	48,871
Additions at Cost	22,342	9,433	5,206
Depreciation Expense	8,910	6,172	6,798
International
Properties, Plant and Equipment
Gross Investment at Cost	192,544	196,991	211,035
Net Investment	87,717	91,802	98,090
Additions at Cost	4,382	2,857	2,590
Depreciation Expense	8,416	10,147	11,127
Australia
Properties, Plant and Equipment
Net Investment	41,409	44,012	46,687
Operating Segments | Upstream
Properties, Plant and Equipment
Gross Investment at Cost	301,951	285,146	296,150
Net Investment	134,951	125,580	130,797
Additions at Cost	24,538	9,060	6,869
Depreciation Expense	15,775	14,842	16,499
Operating Segments | Upstream | United States
Properties, Plant and Equipment
Gross Investment at Cost	117,955	96,590	93,393
Net Investment	50,390	37,031	36,027
Additions at Cost	20,408	6,461	4,520
Depreciation Expense	7,666	5,012	5,675
Operating Segments | Upstream | International
Properties, Plant and Equipment
Gross Investment at Cost	183,996	188,556	202,757
Net Investment	84,561	88,549	94,770
Additions at Cost	4,130	2,599	2,349
Depreciation Expense	8,109	9,830	10,824
Operating Segments | Downstream
Properties, Plant and Equipment
Gross Investment at Cost	39,593	38,083	35,022
Net Investment	16,643	16,053	14,066
Additions at Cost	1,860	2,988	777
Depreciation Expense	1,232	1,224	1,129
Operating Segments | Downstream | United States
Properties, Plant and Equipment
Gross Investment at Cost	31,192	29,802	26,888
Net Investment	13,521	12,827	10,766
Additions at Cost	1,623	2,742	543
Depreciation Expense	931	913	833
Operating Segments | Downstream | International
Properties, Plant and Equipment
Gross Investment at Cost	8,401	8,281	8,134
Net Investment	3,122	3,226	3,300
Additions at Cost	237	246	234
Depreciation Expense	301	311	296
Segment Reconciling Items
Properties, Plant and Equipment
Gross Investment at Cost	4,537	4,556	4,873
Net Investment	2,025	1,958	2,098
Additions at Cost	326	242	150
Depreciation Expense	319	253	297
Segment Reconciling Items | United States
Properties, Plant and Equipment
Gross Investment at Cost	4,390	4,402	4,729
Net Investment	1,991	1,931	2,078
Additions at Cost	311	230	143
Depreciation Expense	313	247	290
Segment Reconciling Items | International
Properties, Plant and Equipment
Gross Investment at Cost	147	154	144
Net Investment	34	27	20
Additions at Cost	15	12	7
Depreciation Expense	$ 6	$ 6	$ 7